Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrants activities
	Number of shares	Weight- average
	issuable	exercise price
Description
Balance at January 1, 2018	-	$-
Outstanding and exercisable at January 1, 2018	-	-
Balance at December 31, 2018	-	-
Outstanding and exercisable at December 31, 2018	-	-
Balance at December 31, 2019	-	-
Outstanding and exercisable at December 31, 2019	-	-
Granted	2,300,000	5.50
Balance at December 31, 2020	2,300,000	5.50
Outstanding and exercisable at December 31, 2020	2,300,000	$5.50